American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2015 Portfolio
April 30, 2021

One Choice Blend+ 2015 Portfolio - Schedule of Investments
APRIL 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 47.6%
Avantis Core Fixed Income Fund G Class	691	6,848
Avantis Short-Term Fixed Income Fund G Class	156	1,554
Inflation-Adjusted Bond Fund G Class	99	1,258
NT High Income Fund G Class	95	948
Short Duration Inflation Protection Bond Fund G Class	143	1,573
		12,181
Domestic Equity Funds — 29.0%
American Century Low Volatility ETF	29	1,251
Avantis U.S. Equity Fund G Class	151	2,121
Avantis U.S. Small Cap Value Fund G Class	14	205
Focused Dynamic Growth Fund G Class	24	1,414
NT Focused Large Cap Value Fund G Class	129	1,675
NT Heritage Fund G Class	7	114
NT Mid Cap Value Fund G Class	28	413
Small Cap Growth Fund G Class	7	211
		7,404
International Fixed Income Funds — 13.4%
Emerging Markets Debt Fund G Class	30	314
Global Bond Fund G Class	298	3,112
		3,426
International Equity Funds — 10.0%
Avantis International Equity Fund G Class	89	1,071
Focused International Growth Fund G Class	28	576
Non-U.S. Intrinsic Value Fund G Class	64	658
NT Global Real Estate Fund G Class	21	256
		2,561
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $25,023)		25,572
OTHER ASSETS AND LIABILITIES†		(8)
TOTAL NET ASSETS — 100.0%		$25,564

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying funds advised by American Century Investments. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period March 10, 2021 (fund inception) through April 30, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Core Fixed Income Fund	—	$7	—	—	$7	1	—	—
Avantis Short-Term Fixed Income Fund	—	2	—	—	2	—	—	—
Inflation-Adjusted Bond Fund	—	1	—	—	1	—	—	—
NT High Income Fund	—	1	—	—	1	—	—	—
Short Duration Inflation Protection Bond Fund	—	2	—	—	2	—	—	—
American Century Low Volatility ETF	—	1	—	—	1	—	—	—
Avantis U.S. Equity Fund	—	2	—	—	2	—	—	—
Avantis U.S. Small Cap Value Fund	—	—	—	—	—	—	—	—
Focused Dynamic Growth Fund	—	1	—	$1	2	—	—	—
NT Focused Large Cap Value Fund(3)	—	2	—	—	2	—	—	—
NT Heritage Fund	—	—	—	—	—	—	—	—
NT Mid Cap Value Fund	—	—	—	—	—	—	—	—
Small Cap Growth Fund	—	—	—	—	—	—	—	—
Emerging Markets Debt Fund	—	—	—	—	—	—	—	—
Global Bond Fund	—	3	—	—	3	1	—	—
Avantis International Equity Fund	—	1	—	—	1	—	—	—
Focused International Growth Fund	—	1	—	—	1	—	—	—
Non-U.S. Intrinsic Value Fund	—	1	—	—	1	—	—	—
NT Global Real Estate Fund	—	—	—	—	—	—	—	—
	—	$25	—	$1	$26	2	—	—
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Effective December 10, 2020, the name of NT Large Company Value Fund was changed to NT Focused Large Cap Value Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.